Schedule of disaggregated information of cost of revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total cost of revenues	$ 2,185,950	$ 2,222,009
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	1,383,997	1,152,007
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	497,086	470,139
Property Management Services [Member]
Product Information [Line Items]
Total cost of revenues	1,881,083	1,622,146
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total cost of revenues	272,957	77,330
Wellness Therapie Service [Member]
Product Information [Line Items]
Total cost of revenues	791	522,533
Licensing Service Of Bioenergy Cabin [Member]
Product Information [Line Items]
Total cost of revenues	31,119
Holistic Wellness Consumer Products And Services [Member]
Product Information [Line Items]
Total cost of revenues	$ 304,867	$ 599,863